Other Assets	12 Months Ended
Mar. 31, 2012
Other Assets

10.    Other Assets

Other assets at March 31, 2011 and 2012 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Capitalized computer software, net	¥3,905	¥4,635	$56,394
Investments in non-marketable securities	639	613	7,458
Other	4,895	4,968	60,445

Total other assets	¥9,439	¥10,216	$124,297

KONAMI acquired computer software of ¥1,347 million and ¥3,510 million ($42,706 thousand) in fiscal years 2011 and 2012, respectively.

Capitalized computer software at March 31, 2011 and 2012 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Capitalized computer software, at cost	¥22,428	¥23,913	$290,948
Less—Accumulated amortization	(18,523)	(19,278)	(234,554)

Capitalized computer software, net	¥3,905	¥4,635	$56,394

Amortization expense of computer software for the years ended March 31, 2010, 2011 and 2012 amounted to ¥4,075 million, ¥3,637 million and ¥1,993 million ($24,249 thousand), respectively.

Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2013	1,735
2014	1,401
2015	890
2016	439
2017	170

Amortization expense of other intangible assets for the years ended March 31, 2010, 2011 and 2012 amounted to ¥288 million, ¥122 million and ¥43 million ($523 thousand), respectively.